Unaudited Condensed Consolidated Statements of Operations - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Research and development expenses	£ (6,406)	£ (8,523)	£ (15,852)	£ (17,229)
Administrative expenses	(1,889)	(2,075)	(4,040)	(4,179)
Net foreign exchange gains (losses)	3,077	(109)	4,208	(786)
Operating loss	(5,218)	(10,707)	(15,684)	(22,194)
Finance income	132	35	163	59
Loss before tax	(5,086)	(10,672)	(15,521)	(22,135)
Income tax credit	1,194	1,585	3,226	3,287
Loss for the period	£ (3,892)	£ (9,087)	£ (12,295)	£ (18,848)
Basic loss per share	£ (0.07)	£ (0.17)	£ (0.24)	£ (0.36)
Diluted loss per share	£ (0.07)	£ (0.17)	£ (0.24)	£ (0.36)